Goodwill and Other Intangibles Assets (Tables)	12 Months Ended
Dec. 31, 2011
Goodwill and Other Intangible Assets [Abstract]
Carrying amount of goodwill

The changes in the carrying amount of goodwill are as follows (in thousands):

	Year Ended December 31,
	2011	2010
Balance, beginning of year	$4,150,247	$4,157,927
Goodwill acquired as part of acquisitions during the year	114,473	45,975
Consideration adjustments and purchase price allocation adjustments for prior year’s acquisitions	125	(3,997)
Goodwill related to the hospital operations reporting unit assigned to the disposal group classified as held for sale in 2011	—	(49,658)

Balance, end of year	$4,264,845	$4,150,247